SHARE OPTION PLANS (Details) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Maximum [Member] | Stock Option [Member]
Exercise Price Per Share, Outstanding,	$ 0.20	$ 0.20	$ 0.20
Minimum [Member] | Stock Option [Member]
Exercise Price Per Share, Outstanding,	$ 0.15	$ 0.15	$ 0.15
Stock options [Member]
Outstanding, Beginning	10,300,000	10,300,000
Outstanding, Ending	10,300,000	10,300,000	10,300,000
Exercise Price Per Share, Oustanding, Granted	$ 0	$ 0.20
Weighted-Average Exercise Price, Outstanding, Beginning	0.15	0.15
Weighted-Average Exercise Price, Outstanding, Ending	$ 0.15	$ 0.15	$ 0.15